Vessels Under Construction - Additional Information (Details) $ / vessels in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) vessel $ / vessels m³	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Abstract]
Number of vessels to build | vessel	4
Vessels cargo capacity (in cbm) | m³	48,500
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessels	102.9
Interest cost capitalized | $	$ 380,674	$ 0